                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2002


Check here if Amendment [     ]; Amendment Number:
This Amendment (check only one): [     ]  is a restatement.
                                 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  AEW Capital Management, L.P.
Address:  Two Seaport Lane
          Boston, MA  02210-2021


13F File Number:  28-6538

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   James J. Finnegan
Title:  Vice President of AEW Capital Management, Inc.,
          General Partner of AEW Capital Management, L.P.
Phone:  (617) 261-9324

Signature, Place and Date of Signing:

   /s/James J. Finnegan          BOSTON, MASSACHUETTS         AUGUST  14, 2002
--------------------------    --------------------------    --------------------
       [Signature]                   [City, State]                 [Date]

Report Type  (Check only one.):

[ X ] 13F HOLDING REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number:  Name

NONE



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  4

Form 13F Information Table Entry Total:   68

Form 13F Information Table Value Total:  1,859,800


List of Other Included Managers:

No.       Form 13 File Number         Name
1         28-6536                     AEW Capital Management, Inc.
2         CIK: 0001180159             AEW Management and Advisors, L.P.
3         CIK: 0001180160             AEW Investment Group, Inc.

                           FORM 13F INFORMATION TABLE
            Name of Reporting Manager: AEW Capital Management, L.P.


                                                                                                                   VOTING AUTHORITY
                                     TITLE                         VALUE      SH of    INVESTMENT      OTHER    --------------------
      NAME OF ISSUER               OF CLASS             CUSIP    (X$1000)   PRN AMT    DISCRETION     MANAGERS   SOLE  SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AMB Property Corp               REIT                  00163T109    75,460  2,434,200 Shared-Defined 01 02 03 04 01 02  2,434,200
Apartment Invt & Mgmt           REIT                  03748r101   139,889  2,843,265 Shared-Defined 01 02 03 04 01 02  2,843,265
Archstone-Smith Trust           REIT                  039583109    77,385  2,898,301 Shared-Defined 01 02 03 04 01 02  2,898,301
Arden Realty                    REIT                  039793104    10,706    376,300 Shared-Defined 01 02 03 04 01 02    376,300
Avalon Bay Communities          REIT                  053484101    61,369  1,314,108 Shared-Defined 01 02 03 04 01 02  1,314,108
Beacon Capital                  REIT                  073561102     2,977  1,488,725 Shared-Defined 01 02 03 04 01 02  1,488,725
Boston Properties, Inc.         REIT                  101121101    76,728  1,920,600 Shared-Defined 01 02 03 04 01 02  1,920,600
Brookfield Properties           REIT                  112900105     9,620    478,600 Shared-Defined 01 02 03 04 01 02    478,600
Camden Property Trust           REIT                  133131102    47,391  1,279,800 Shared-Defined 01 02 03 04 01 02  1,279,800
CarrAmerica Realty              REIT                  144418100    13,895    450,400 Shared-Defined 01 02 03 04 01 02    450,400
Centerpoint Pptys Corp          REIT                  151895109       232      4,000 Shared-Defined 01 02 03 04 01 02      4,000
Chateau Communities Inc         REIT                  161726104    19,829    648,000 Shared-Defined 01 02 03 04 01 02    648,000
Chelsea Property Group Inc.     REIT                  163421100    32,370    967,700 Shared-Defined 01 02 03 04 01 02    967,700
Corporate Office Properties     REIT                  22002t108     8,398    575,600 Shared-Defined 01 02 03 04 01 02    575,600
Cousins Properties              REIT                  222795106        92      3,700 Shared-Defined 01 02 03 04 01 02      3,700
Crescent Real Estate Eqt        REIT                  225756105    15,226    814,200 Shared-Defined 01 02 03 04 01 02    814,200
Developers Diversified          REIT                  251591103    56,518  2,511,897 Shared-Defined 01 02 03 04 01 02  2,511,897
Duke Realty Corp.               REIT                  264411505    69,202  2,390,408 Shared-Defined 01 02 03 04 01 02  2,390,408
Equity Office Properties        REIT                  294741103   118,741  3,944,900 Shared-Defined 01 02 03 04 01 02  3,944,900
Equity Residential              REIT                  29476l107    67,033  2,331,585 Shared-Defined 01 02 03 04 01 02  2,331,585
Federal Realty Invs Trust       REIT                  313747206    37,425  1,350,600 Shared-Defined 01 02 03 04 01 02  1,350,600
First Industrial Realty Tr      REIT                  32054k103         7        200 Shared-Defined 01 02 03 04 01 02        200
General Growth Prop             REIT                  370021107    68,883  1,350,640 Shared-Defined 01 02 03 04 01 02  1,350,640
Golf Trust Of America           REIT                  38168b103     2,385    761,904 Shared-Defined 01 02 03 04 01 02    761,904
HRPT Properties Trust           REIT                  40426W101       367     41,500 Shared-Defined 01 02 03 04 01 02     41,500
Healthcare Realty Trust, Inc.   REIT                  421946104     2,112     66,000 Shared-Defined 01 02 03 04 01 02     66,000
Highwoods Properties            REIT                  431284108     3,770    145,000 Shared-Defined 01 02 03 04 01 02    145,000
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

                           FORM 13F INFORMATION TABLE
            Name of Reporting Manager: AEW Capital Management, L.P.


                                                                                                                   VOTING AUTHORITY
                                     TITLE                         VALUE      SH of    INVESTMENT      OTHER    --------------------
      NAME OF ISSUER               OF CLASS             CUSIP    (X$1000)   PRN AMT    DISCRETION     MANAGERS   SOLE  SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Home Properties of NY Inc       REIT                  437306103    12,751    336,078 Shared-Defined 01 02 03 04 01 02    336,078
Hospitality Properties          REIT                  44106m102    46,256  1,267,300 Shared-Defined 01 02 03 04 01 02  1,267,300
Host Marriott Corp.             REIT                  44107p104    10,702    947,100 Shared-Defined 01 02 03 04 01 02    947,100
Innkeepers USA Trust            REIT                  4576J0104       287     30,000 Shared-Defined 01 02 03 04 01 02     30,000
Keystone Property Trust         REIT                  493596100    24,274  1,529,581 Shared-Defined 01 02 03 04 01 02  1,529,581
Kilroy Realty Corp.             REIT                  49427f108    32,306  1,207,700 Shared-Defined 01 02 03 04 01 02  1,207,700
Kimco Realty Corp.              REIT                  49446r109    49,126  1,466,900 Shared-Defined 01 02 03 04 01 02  1,466,900
Liberty Property Trust          REIT                  531172104    65,160  1,861,700 Shared-Defined 01 02 03 04 01 02  1,861,700
Macerich Company (the)          REIT                  554382101    11,985    386,600 Shared-Defined 01 02 03 04 01 02    386,600
Mack Cali Realty Corp           REIT                  554489104       668     19,000 Shared-Defined 01 02 03 04 01 02     19,000
Meristar Hospitality Corp       REIT                  58984y103    10,409    682,585 Shared-Defined 01 02 03 04 01 02    682,585
Mills Corp.                     REIT                  601148109     1,240     40,000 Shared-Defined 01 02 03 04 01 02     40,000
PS Business Parks Inc           REIT                  69360j107     9,559    273,500 Shared-Defined 01 02 03 04 01 02    273,500
Pacific Gulf Liquidating Trust  REIT                  694396102       709    914,850 Shared-Defined 01 02 03 04 01 02    914,850
Pan Pacific Retail              REIT                  69806L104    19,479    569,900 Shared-Defined 01 02 03 04 01 02    569,900
Philips Int'l Realty            REIT                  718333107     1,022    493,900 Shared-Defined 01 02 03 04 01 02    493,900
Pinnacle Holdings Inc           REIT                  72346N101         1     51,356 Shared-Defined 01 02 03 04 01 02     51,356
Plum Creek Timber Co.           REIT                  729251108     6,834    222,600 Shared-Defined 01 02 03 04 01 02    222,600
Post Properties, Inc.           REIT                  737464107     4,295    142,400 Shared-Defined 01 02 03 04 01 02    142,400
Prentiss Properties             REIT                  740706106    58,350  1,837,800 Shared-Defined 01 02 03 04 01 02  1,837,800
Prologis Trust                  REIT                  743410102    48,097  1,849,900 Shared-Defined 01 02 03 04 01 02  1,849,900
Public Storage Inc.             REIT                  74460d109    70,112  1,889,800 Shared-Defined 01 02 03 04 01 02  1,889,800
Reckson Assoc. Rlty             REIT                  75621k106    30,804  1,237,122 Shared-Defined 01 02 03 04 01 02  1,237,122
Regency Centers Corp.           REIT                  758849103    13,411    452,300 Shared-Defined 01 02 03 04 01 02    452,300
Rouse Co.                       REIT                  779273101    62,759  1,901,800 Shared-Defined 01 02 03 04 01 02  1,901,800
Senior Housing Properties Trust REIT                  81721M109    12,241    779,700 Shared-Defined 01 02 03 04 01 02    779,700
Shurgard Storage Ctrs           REIT                  82567d104    13,536    390,100 Shared-Defined 01 02 03 04 01 02    390,100
Simon Property Group            REIT                  828806109    55,835  1,515,600 Shared-Defined 01 02 03 04 01 02  1,515,600
Starwood Hotels & Resorts       REIT                  85590A203    13,034    396,300 Shared-Defined 01 02 03 04 01 02    396,300
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

                           FORM 13F INFORMATION TABLE
            Name of Reporting Manager: AEW Capital Management, L.P.


                                                                                                                   VOTING AUTHORITY
                                     TITLE                         VALUE      SH of    INVESTMENT      OTHER    --------------------
      NAME OF ISSUER               OF CLASS             CUSIP    (X$1000)   PRN AMT    DISCRETION     MANAGERS   SOLE  SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Summit Properties               REIT                  866239106    22,668    970,800 Shared-Defined 01 02 03 04 01 02    970,800
Sun Communities Inc.            REIT                  866674104    21,961    526,000 Shared-Defined 01 02 03 04 01 02    526,000
Taubman Centers, Inc.           REIT                  876664103       215     14,100 Shared-Defined 01 02 03 04 01 02     14,100
Trizec Properties Inc           REIT                  89687P107    15,569    923,400 Shared-Defined 01 02 03 04 01 02    923,400
United Dominion Realty          REIT                  910197102     2,048    130,000 Shared-Defined 01 02 03 04 01 02    130,000
Urstadt Biddle - Class A        REIT                  917286205     6,270    550,000 Shared-Defined 01 02 03 04 01 02    550,000
Vornado Realty Trust.           REIT                  929042109    77,919  1,686,568 Shared-Defined 01 02 03 04 01 02  1,686,568
Catellus Development            COMMON STOCK          149111106     9,702    475,100 Shared-Defined 01 02 03 04 01 02    475,100
Internap Network Services       COMMON STOCK          45885A102       198    859,298 Shared-Defined 01 02 03 04 01 02    859,298
Equity Residential 7.25%
  Series G                      CONVERTIBLE PREFERRED 29476L859     1,126     44,968 Shared-Defined 01 02 03 04 01 02     44,968
Reckson Assoc. Series A         CONVERTIBLE PREFERRED 75621K205     1,978     82,589 Shared-Defined 01 02 03 04 01 02     82,589
Vornado Realty Trust, 6.5%
  Series A                      CONVERTIBLE PREFERRED 929042208     5,043     79,543 Shared-Defined 01 02 03 04 01 02     79,543
Column Totals                                                   1,859,800 64,220,871                                  64,220,871
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